INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following table summarizes the Company’s income tax accrued for the three and six months ended November 30, 2021:

	Three Months November 30, 2021	Six Months November 30, 2021
Income (loss) before provision for income taxes	$(208,255)	$547,684
Provision for income taxes	$140,717	$469,057
Effective tax rate	2.5%	8.3%

The components of the income tax provision include:
Aggregate revenue (2019-2021)	$39,668,764
Directly attributable costs	(27,810,215)
Deferred	11,858,549
Tax rate	21%
Tax expense	$2,490,295

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of the temporary differences that give rise to the Company’s estimated deferred tax assets and liabilities are as follows:

	Year Ended May 31,
	2021	2020
Federal and state statutory tax	21%	21%
Net operating loss carryforward	$1,566,016	$2,538,429
Valuation allowance for deferred tax assets	(1,566,016)	(2,538,429)
Deferred tax assets	$-	$-